Convertible Debt Instrument (Details) - Schedule of planwise convertible loan note - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of planwise convertible loan note [Abstract]
Convertible loan notes issued	$ 313	$ 302	$ 290
Accrued interest	11	11	11
Planwise convertible loan note	$ 324	$ 313	$ 302